CEO Departure	12 Months Ended
Apr. 29, 2017
CEO Departure
4.	CEO Departure

On October 26, 2016, the Company entered into a release agreement (the Release Agreement) with its former Chief Executive Officer, Ronald D. Boire. Under the Release Agreement, Mr. Boire and the Company agreed to release claims against each other in connection with Mr. Boire’s termination of employment in exchange for a cash payment contemplated by his employment agreement. In connection with the execution of the Release Agreement, Mr. Boire also agreed to forfeit all equity awards that were granted to him by the Company.

The cash payment in connection with the Release Agreement totaled $4,826. The Company has previously recognized $1,933 in expense relating to the equity awards granted to Mr. Boire during his employment. Taking into account the reversal of those expenses, the Company recorded a net charge related to the cash payment to Mr. Boire in connection with the Release Agreement of $2,892 within selling and administrative expenses during the second quarter of fiscal 2017.